ASSETS FROM THE INVESTOR ASSURANCE PROGRAM - Summary of movement of assets from investor assurance program (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Opening balance	¥ 5,525	¥ 270,276
Assets arising from new business		969,815
Subsequent collections during the year	(5,340)	(1,226,289)
Additional provisions in the current year	0	(8,277)
Transfer out due to disposal of Shanghai Caiyin	(185)
Ending Balance		5,525
Current loan products
Opening balance		1,187
Assets arising from new business		968,732
Subsequent collections during the year		(969,919)
Other online standard loan products
Opening balance	166	218,686
Assets arising from new business		373
Subsequent collections during the year	(165)	(218,806)
Additional provisions in the current year		(87)
Transfer out due to disposal of Shanghai Caiyin	(1)
Ending Balance		166
Offline and non-standard loan products
Opening balance	5,359	50,403
Assets arising from new business		710
Subsequent collections during the year	(5,175)	(37,564)
Additional provisions in the current year		(8,190)
Transfer out due to disposal of Shanghai Caiyin	¥ (184)
Ending Balance		¥ 5,359